Financial Instruments (Tables)	3 Months Ended
Sep. 30, 2024
Investments, All Other Investments [Abstract]
Schedule of Assets and Liabilities Classified , Changes in the Observability of Valuation Inputs Measured using Level 3 Inputs	As of September 30, 2024, the Company’s milestone payment liability was measured using level three inputs. The milestone payment liability relates to contingent milestone payments for the
REM-001
program that was acquired in the Adgero merger (note 1).

	September 30, 2024
Liability	Level 1	Level 2	Level 3
Milestone payment liability	—	—	188

$ (in thousands)
Balance - June 30, 2024	186
Change in fair value estimate	2

Balance - September 30, 2024	188